Taxation - Schedule of Income Tax Benefit (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Income Tax Provision [Abstract]
Current income tax expense	$ 119	$ 58
Deferred income tax (benefit)/expense	329	(142)
Total income tax (benefit)/expense	$ 448	$ (84)